8. Fair Value Measurements (Details-Level 3)	6 Months Ended
Jun. 30, 2015 USD ($)
Fair Value Measurements Details-level 3
Beginning balance	$ 3,040,698
Total gains and losses:
Included in other comprehensive income	0
Included in earnings	1,435,819
Purchases	75,418
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance	1,680,297
Losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held	$ (1,435,819)